Employee Defined Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Employee Defined Benefit Plans

	December 31, 2025	December 31, 2024
	$	$
Net defined benefit pension asset	87.4	75.0

Net defined benefit pension liability	(1.5)	(6.4)
End of employment benefit plans	(17.4)	(16.0)
Net employee defined benefit liability	(18.9)	(22.4)

	December 31, 2025	December 31, 2024
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	87.4	75.0
Net defined benefit liability	(1.5)	(6.4)
	85.9	68.6

Schedule of Reconciliation from Opening Balances to Closing Balances for Net Defined Benefit Asset (Liability)
The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit asset (liability) and its components:

	2025			2024
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $
Balance, beginning of the year	(373.4)	442.0	68.6	(402.6)	459.3	56.7
Administrative and marketing expenses
Interest (expense) income	(20.0)	23.9	3.9	(18.4)	21.1	2.7
Administrative expenses paid by the Plans	—	(2.1)	(2.1)	—	(1.9)	(1.9)
	(20.0)	21.8	1.8	(18.4)	19.2	0.8
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	—	1.3	1.3	—	(57.1)	(57.1)
Actuarial (losses) gains arising from:
Changes in demographic assumptions	(6.2)	—	(6.2)	3.0	—	3.0
Changes in financial assumptions	17.1	—	17.1	47.7	—	47.7
Experience adjustments	(3.6)	—	(3.6)	6.3	—	6.3
Remeasurement gain (loss), before tax	7.3	1.3	8.6	57.0	(57.1)	(0.1)
Effect of movement in exchange rates	(10.3)	12.2	1.9	(27.0)	31.1	4.1
	(3.0)	13.5	10.5	30.0	(26.0)	4.0
Other
Benefits paid	20.4	(20.4)	—	17.6	(17.6)	—
Contributions by employer	—	5.0	5.0	—	7.1	7.1
	20.4	(15.4)	5.0	17.6	(10.5)	7.1
Balance, end of the year	(376.0)	461.9	85.9	(373.4)	442.0	68.6

Schedule of Major Categories of Plan Assets, Measured at Fair Value
Major categories of plan assets, measured at fair value, are as follows:

	December 31, 2025	December 31, 2024
	$	$
Cash and cash equivalents	19.2	28.4
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	5.1	5.8
Fixed income, corporate bonds, and gilts	87.3	84.4
Pooled fund liability-driven investments	134.1	113.8
Alternatives and property funds	1.7	1.9
Unquoted investments:
Annuity policies	214.5	207.7
Fair value of plan assets	461.9	442.0

Schedule of Significant Assumptions Used in Determining Pension Benefit Obligations	The significant assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2025	December 31, 2024
Discount rate	5.59%	5.38%
Rate of inflation, pre-retirement	2.63%	2.84%
Rate of increase in future pensions payment	3.11%	3.28%
Life expectancy at age 65 for current pensioners:
Male	21 years	21 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	22 years
Female	25 years	25 years

Schedule of Quantitative Sensitivity Analyses Impact on Defined Benefit Plans for Significant Assumptions
Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2025		December 31, 2024
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(12.9)	13.3	(12.8)	13.2
Change in pre-retirement inflation rate by 0.25%	2.2	(2.2)	2.2	(2.2)
Change in pension increase assumption by 0.25%	6.7	(6.7)	6.7	(6.6)
Change in one year in the life expectancy	11.9	(11.9)	12.0	(12.0)